Other Receivables - Finance Lease Receivables (Detail) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 80,108	₩ 94,904
Pohang University of Science and Technology [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	7,267	7,429
Korea Business Angels Association [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	1,562	2,162
HEUNG-A SHIPPING CO., LTD.
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	43,558	45,179
Executive Offshore, PT Wintermar, COHC, Myanma Port Authority [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 27,721	₩ 40,134